INVESTMENT IN JOINT VENTURE - Reconciliation of Summarized Financial Information (Parenthetical) (Details) - Pure Sunfarms - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Amortisation expense	$ 1,777,664
Proportion of ownership interest in joint venture		50.00%